EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	39.50%	35.00%	38.50%
Risk-free interest rate	1.06%	1.18%	1.65%
Dividend yield	0.00%	0.00%	0.00%
Post-vesting forfeiture rate	4.00%	5.56%	5.56%
Suboptimal exercise factor	2.0	2.0	2.0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life (in years)	7 years	7 years	7 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life (in years)	10 years	10 years	10 years